Business Combinations (Details) - Schedule of cash outflow/inflow on the acquisition $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Business Combinations (Details) - Schedule of cash outflow/inflow on the acquisition [Line Items]
Cash and cash equivalents acquired with the acquiree at the acquisition date	$ (387)
Cash paid	13,013
Net cash	12,626
HUB reverse acquisition [Member]
Business Combinations (Details) - Schedule of cash outflow/inflow on the acquisition [Line Items]
Cash and cash equivalents acquired with the acquiree at the acquisition date	606
Cash paid
Net cash	$ 606